Income Taxes - Schedule of Changes in the Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 326,577	$ 257,489	$ 207,304
Additions	87,981	69,088	50,185
Balance at end of period	$ 414,558	$ 326,577	$ 257,489